SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2022	Jan. 01, 2022	Nov. 28, 2021	Sep. 25, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Jan. 01, 2022	Jan. 31, 2022	Jul. 31, 2021	Nov. 14, 2021
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												2,000,000
Warrants and Rights Outstanding, Term												3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.01
GENBIO Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			2,036,188
Equity Method Investment, Ownership Percentage		19.90%	19.90%						19.90%
The Agrarian Group, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									1,242,000
Lender [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares					$ 9,000	$ 7,449	$ 10,100	$ 14,600		$ 69,449	$ 232,057
Conversion of common stock					3,743,590	2,979,564	3,740,741	3,743,590		30,198,755	22,187,901
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		99,868	99,868
Stock Issued During Period, Shares, Issued for Services				20,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												2,000,000
Warrants and Rights Outstanding, Term												3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 0.01
Subsequent Event [Member] | GENBIO Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			2,036,188
Equity Method Investment, Ownership Percentage			19.90%
Subsequent Event [Member] | The Agrarian Group, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		1,242,000
Equity Method Investment, Ownership Percentage		19.99%							19.99%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	2,000	99,868	99,868